Earnings per Share ("EPS")	12 Months Ended
Dec. 31, 2022
Earnings per Share ("EPS")

(11) Earnings per Share (“EPS”)

Basic EPS is calculated by dividing net income by the weighted average number of common shares outstanding. The computation of diluted EPS assumes the issuance of common shares for all dilutive potential common shares outstanding during the reporting period. The calculation of the basic EPS and the diluted EPS for the years ended December 31, 2022, 2021, and 2020 is set forth in the following table:

	Net Income	Shares	Per Share
	(Numerator)	(Denominator)	Amount

	(Dollars in Thousands,
	Except Per Share Amounts)
December 31, 2022:
Basic EPS
Net income available to common shareholders	$300,232	62,658,414	$4.79
Potential dilutive common shares	—	151,820
Diluted EPS	$300,232	62,810,234	$4.78
December 31, 2021:
Basic EPS
Net income available to common shareholders	$253,922	63,352,737	$4.01
Potential dilutive common shares	—	133,629
Diluted EPS	$253,922	63,486,366	$4.00
December 31, 2020:
Basic EPS
Net income available to common shareholders	$167,319	63,725,819	$2.63
Potential dilutive common shares	—	127,316
Diluted EPS	$167,319	63,853,135	$2.62